Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Share Capital	Warrants	Contributed Surplus	Contingent Consideration	Accumulated Deficit	Accumulated Other Comprehensive Income - Equity-accounted Investees	Accumulated Other Comprehensive Income - Investments at FVOCI	Non-controlling interests [member]
Beginning balance at Dec. 31, 2023	$ 1,229,340	$ 2,375,950	$ 2,260	$ 73,014	$ 2,279	$ (1,260,851)	$ 19,417		$ 17,271
Net loss for the period	(96,204)					(94,796)			(1,408)
Other comprehensive income (loss)	33,353						31,489	$ 1,864
Share issuances	105	105
Share repurchases	(13,483)	(45,165)				31,682
Share issuances by subsidiaries	128			52					76
Acquisition		4,137
Acquisitions	3,693	3,693
Acquisition of non-controlling interest	(37,914)	444		(22,402)					(15,956)
Write-off of contingent consideration				2,279	(2,279)
Warrants expired	(840)		(1,593)	753
Share-based compensation	15,161			15,161
Employee awards exercised		11,701		(11,701)
Distribution declared by subsidiaries	17								17
Ending balance at Dec. 31, 2024	1,133,356	2,346,728	667	57,156		(1,323,965)	50,906	1,864
Net loss for the period	(15,774)					(15,774)
Other comprehensive income (loss)	(13,875)						(19,233)	5,358
Share repurchases	(15,390)	(52,688)				37,298
Acquisition		0
Warrants expired			(361)	361
Share-based compensation	12,879			12,879
Employee awards exercised		16,358		(16,358)
Ending balance at Dec. 31, 2025	$ 1,101,196	$ 2,310,398	$ 306	$ 54,038	$ 0	$ (1,302,441)	$ 31,673	$ 7,222	$ 0